Income Taxes - Tax Cuts and Jobs Act of 2017 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax Cut and Jobs Acts of 2017
Federal corporate income tax rate (as a percent)		35.00%	35.00%	35.00%
Tax benefit recognized upon remeasurement of deferred tax assets and liabilities		$ 144.5
Effective tax rate on cash foreign accumulated earnings (as a percent)		15.00%
Effective tax rate on non-cash foreign accumulated earnings (as a percent)		8.00%
One-time net transition tax expense		$ 4.9
Impact related to GILTI		$ 0.0
Expected
Tax Cut and Jobs Acts of 2017
Federal corporate income tax rate (as a percent)	21.00%